35 Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net	R$ 11,853,814	R$ 10,696,367
Risk Related To Price Of Power Purchase And Sale Transactions [member]
Disclosure of detailed information about financial instruments [line items]
Current assets	51,359
Noncurrent assets	638,172
Net assets	689,531
Current liabilities	(35,298)
Noncurrent liabilities	(308,108)
Net liabilities	(343,406)
Net Current	16,061
Net Noncurrent	330,064
Net	R$ 346,125